Correction of errors (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Statement of Financial Position

January 1, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,173,103	—	1,173,103
Total liabilities	736,958	—	736,958
Share premium	495,109	634	495,743
Accumulated profit/(deficit)	(76,089)	(634)	(76,723)
Others	17,125	—	17,125
Total Shareholder’s equity	436,145	—	436,145

December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,252,064	—	1,252,064
Total liabilities	744,647	—	744,647
Share premium	507,296	2,520	509,816
Accumulated profit/(deficit)	(27,523)	(2,520)	(30,043)
Others	27,644	—	27,644
Total Shareholder’s equity	507,417	—	507,417

December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Total assets	1,482,665	—	1,173,103
Total liabilities	933,896	—	736,958
Share premium	519,604	4,067	523,671
Accumulated profit/(deficit)	12,360	(4,067)	(8,293)
Others	16,805	—	17,125
Total Shareholder’s equity	548,769	—	436,145

Summary of Consolidated Income Statement and Consolidated Statement of Comprehensive Income

For the year ended December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
General and administrative costs	(132,505)	(1,886)	(134,391)
Others	181,071	—	181,071
Net income	48,566	(1,886)	46,680
Other comprehensive income/(loss, net of tax	10,459	—	10,459
Total comprehensive income attributable to shareholders	59,025	(1,886)	57,139
Earnings per share attributable to shareholders
Basic earnings per share: (€)	0.70	(0.03)	0.67
Diluted earnings per share: (€)	0.69	(0.03)	0.66

For the year ended December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
General and administrative costs	(137,010)	(1,547)	(138,557)
Others	181,071	—	181,071
Net income	39,883	(1,547)	38,336
Other comprehensive income/(loss), net of tax	(10,907)	—	(10,907)
Total comprehensive income attributable to shareholders	28,976	(1,547)	27,429
Earnings per share attributable to shareholders
Basic earnings per share: (€)	0.57	(0.03)	0.54
Diluted earnings per share: (€)	0.56	(0.02)	0.54

Summary of Key Management Compensation

Key management compensation (Note 27)

For the year ended December 31, 2015	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Short-term employee benefits (salaries and bonuses)	3,341	—	3,341
Post-employment benefits	43	—	43
Share-based payments	3,381	1,886	5,267
	6,765	1,886	8,651

For the year ended December 31, 2016	Impact of correction of error
	(€’000)
	As previously reported	Adjustments	As corrected
Short-term employee benefits (salaries and bonuses)	3,473	—	3,473
Post-employment benefits	74	—	74
Share-based payments	3,427	1,547	4,974
	6,974	1,547	8,521